UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08885

Hewitt Series Trust
(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069
(Address of principal executive offices) (Zip code)

James M. Flynn 4 Overlook Point Lincolnshire, IL 60069
(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $733,418,134 and 12.0% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

(Schedule of Investments is filed herewith)

Schedule of Investments September 30, 2016 (Unaudited)	Hewitt Money Market Fund of Hewitt Series Trust (Percentages shown are based on Net Assets)

Mutual Fund	Value

Hewitt Money Market Master	$733,418,134

Total Investments (Cost - $733,418,134) - 100.1%	733,418,134
Liabilities in Excess of Other Assets - (0.1)%	(663,925)

Net Assets - 100.0%	$732,754,209

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $733,418,134 and 12.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016 1

Schedule of Investments September 30, 2016 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.25%, 10/13/16	$225	$224,982
0.25%, 10/13/16	—(b)	100
0.13%, 10/20/16	100,000	99,993,139
0.40%, 1/12/17	35,000	34,960,946
0.45%, 2/16/17	100,000	99,829,417
0.46%, 2/23/17	355,000	354,358,375
0.50%, 3/02/17	124,000	123,748,693
0.49%, 3/09/17	61,000	60,870,680
0.55%, 3/16/17	82,900	82,693,579
0.50%, 3/23/17	95,225	94,998,484
0.62%, 4/27/17	67,500	67,264,050
0.56%, 6/22/17	23,075	22,981,085
U.S. Treasury Notes:
3.13%, 10/31/16	298,000	298,661,961
0.88%, 12/31/16	30,130	30,148,333
0.75%, 1/15/17	47,450	47,494,834
0.50%, 1/31/17	9,000	9,001,598
3.00%, 2/28/17	15,795	15,958,360
0.75%, 3/15/17	27,855	27,891,356
1.00%, 3/31/17	30,000	30,077,864
0.32%, 4/30/17 (c)	8,291	8,290,466
4.50%, 5/15/17	27,795	28,458,832
0.63%, 5/31/17	10,380	10,375,080
0.63% - 2.50%, 6/30/17	57,765	57,925,224
0.88%, 7/15/17	40,255	40,363,984
0.50%, 7/31/17	65,955	65,937,852
0.63%, 8/31/17	25,520	25,514,662
0.42%, 10/31/17 (c)	59,036	59,073,449
0.52%, 1/31/18 (c)	158,320	158,398,637
0.44%, 4/30/18 (c)	234,030	234,057,476
0.42%, 7/31/18 (c)	52,020	52,016,444

Total U.S. Treasury Obligations - 36.6%		2,241,569,942

Repurchase Agreements

Bank of Montreal, 0.40%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $15,000,500, collateralized by various U.S. Treasury Obligations, 0.38% to 2.63%, due 5/31/17 to 2/15/45, original par and fair values of $14,984,400 and $15,300,002, respectively)	15,000	15,000,000

Total Value of Bank of Montreal (collateral value of $15,300,002)		15,000,000

Repurchase Agreements	Par (000)	Value

Bank of Nova Scotia, 0.45%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $150,005,625, collateralized by various U.S. Treasury Obligations, 0.38% to 7.50%, due 11/15/16 to 11/15/43, original par and fair values of $149,945,200 and $153,005,791, respectively)	$150,000	$150,000,000

Total Value of Bank of Nova Scotia (collateral value of $153,005,791)		150,000,000

BNP Paribas Securities Corp., 0.46%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $1,305,050,025, collateralized by various U.S. Treasury Obligations, 0.00% to 3.88%, due 1/12/17 to 5/15/42, original par and fair values of $1,131,726,575 and $1,331,100,000, respectively)	1,305,000	1,305,000,000

Total Value of BNP Paribas Securities Corp. (collateral value of $1,331,100,000)		1,305,000,000

Citigroup Global Markets, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $125,005,208, collateralized by various U.S. Treasury Obligations, 0.50% to 2.88%, due 7/31/17 to 2/15/45, original par and fair values of $125,141,635 and $127,500,008, respectively) (d)	125,000	125,000,000

Total Value of Citigroup Global Markets, Inc. (collateral value of $127,500,008)		125,000,000

Credit Agricole Corp., 0.44%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $360,013,200, collateralized by various U.S. Treasury Obligations, 0.75% to 2.25%, due 3/31/18 to 5/15/26, original par and fair values of $361,852,440 and $367,200,039, respectively)	360,000	360,000,000

Total Value of Credit Agricole Corp. (collateral value of $367,200,039)		360,000,000

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016 2

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value

HSBC Securities (USA), Inc., 0.45%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $300,011,250, collateralized by various U.S. Treasury Obligations, 0.38% to 9.13%, due 10/15/16 to 5/15/46, original par and fair values of $287,817,755 and $306,004,559, respectively)	$300,000	$300,000,000
HSBC Securities (USA), Inc., 0.38%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $63,004,655, collateralized by various U.S. Treasury Obligations, 0.75% to 2.00%, due 5/31/18 to 2/15/23, original par and fair values of $62,615,300 and $64,261,286, respectively)	63,000	63,000,000
HSBC Securities (USA), Inc., 0.42%, 10/07/16 (Purchased on 9/30/16 to be repurchased at $107,008,738, collateralized by various U.S. Treasury Obligations, 0.50% to 8.13%, due 4/30/17 to 12/31/22, original par and fair values of $101,023,109 and $109,143,116, respectively)	107,000	107,000,000
HSBC Securities (USA), Inc., 0.45%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $200,007,500, collateralized by various U.S. Treasury Obligations, 0.50% to 4.63%, due 4/30/17 to 2/15/40, original par and fair values of $190,651,954 and $204,001,436, respectively) (c)	200,000	200,000,000

Total Value of HSBC Securities (USA), Inc. (collateral value of $683,410,397)		670,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,400, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/17, original par and fair values of $9,600,500 and $10,200,082, respectively)	10,000	10,000,000

Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $10,200,082)		10,000,000

Repurchase Agreements	Par (000)	Value

Mitsubishi UFJ Securities USA, Inc., 0.40%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $830,027,667, collateralized by various U.S. Treasury Obligations, 0.00% to 6.13%, due 10/06/16 to 5/15/45, original par and fair values of $876,869,200 and $846,600,002, respectively)	830,000	830,000,000

Total Value of Mitsubishi UFJ Securities USA, Inc. (collateral value of $846,600,002)		830,000,000

Morgan Stanley & Co. LLC, 0.27%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $15,000,338, collateralized by various U.S. Treasury Obligations, 0.00% to 3.63%, due 10/13/16 to 2/28/21, original par and fair values of $14,108,400 and $15,300,001, respectively)	15,000	15,000,000

Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,001)		15,000,000

RBC Capital Markets LLC, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $21,000,823, collateralized by various U.S. Treasury Obligations, 0.00% to 7.13%, due 1/15/18 to 8/15/43, original par and fair values of $25,960,985 and $21,420,060, respectively)	21,000	21,000,000

Total Value of RBC Capital Markets LLC (collateral value of $21,420,060)		21,000,000

SG Americas Securities LLC, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $25,000,979, collateralized by various U.S. Treasury Obligations, 0.00% to 7.50%, due 11/15/16 to 8/15/44, original par and fair values of $25,127,377 and $25,500,059, respectively)	25,000	25,000,000

Total Value of SG Americas Securities LLC (collateral value of $25,500,059)		25,000,000

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016 3

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value

TD Securities (USA) LLC, 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $346,014,417, collateralized by various U.S. Treasury Obligations, 0.00% to 2.88%, due 1/5/17 to 8/15/46, original par and fair values of $337,470,900 and $352,920,004, respectively)	$346,000	$346,000,000

Total Value of TD Securities (USA) LLC (collateral value of $352,920,004)		346,000,000

Total Repurchase Agreements – 63.3%		3,872,000,000

Total Investments (Cost – $6,113,569,942*) – 99.9%		6,113,569,942
Other Assets Less Liabilities – 0.1%		6,790,769

Net Assets – 100.0%		$6,120,360,711

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Amount is less than $500.
(c)	Variable rate security. Rate as of period end.
(d)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

• Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016 4

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$ 6,113,569,942	—	$ 6,113,569,942

1   See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $1,770,817 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016 5

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	November 22, 2016

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	November 22, 2016